RELATED PARTY TRANSACTIONS (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Jan. 31, 2020	Aug. 30, 2019	Sep. 30, 2020	Dec. 31, 2019	Mar. 12, 2020
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Number of units purchased (in Shares)	6,542	8,142,894
Units purchased amount	$ 15,479		$ 4,217,969
Securities Purchase Agreement [Member] | Mr. Eric Brock [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Number of units purchased (in Shares)				133,334
Units purchased amount				$ 1,000,000
Mr. Eric Brock [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Accrued salary			94,218
Accrued balance			94,218
Stewart Kantor [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Accrued salary			2,956		$ 8,334
Accrued balance			274,831
Thomas Bushey [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Accrued salary			70,387
Accrued balance			$ 70,387
Mr. Eric Brock [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Accrued salary				141,667
Stewart Kantor [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Accrued salary				280,209
Energy Capital [Member] | Loan And Security Agreement [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Aggregate principal amount				10,000,000
Energy Capital [Member] | Loan And Security Agreement [Member] | Convertible Promissory Notes [Member]
RELATED PARTY TRANSACTIONS (Details) [Line Items]
Aggregate principal amount				$ 10,563,104
Other Ownership Interests, Units Outstanding (in Shares)				1,408,414